Other income (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Other income [Abstract]
Gain (loss) from the sale of subsidiaries	$ 111,484	[1]	$ (273,032)	[1]	$ 0
Recoveries of taxes paid in prior years, net of expenses for recovery	(3,919)		43,884		0
Cancellation of projects	(5,604)		(13,127)		(6,240)
Other, net	664		1,554		2,576
Gain from loss of control of subsidiary TMMDM (see Note 4)	0		3,458,467		0
Income from sale of fixed assets	0		0		56,534	[2]
Other income (expenses)	$ 102,625		$ 3,217,746		$ 52,870

[1]	In 2018 and 2017, corresponds to the income from the sale of subsidiaries (see Note 4).
[2]	It includes the sale of a land to Optimus on June 20, 2016 (see Note 11).